Employee Benefit Plans (Changes In Benefit Obligations And Change In Plan Assets) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Curtailment loss	$ 0.7